Investments in Associates and Joint Ventures - Investments in Associates and Joint Ventures Accounted for using the Equity Method (Parenthetical) (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash		₩ 11,672		₩ 8,014		₩ 17,656
Investments in subsidiaries, joint ventures and associates		₩ 2,238,470		₩ 2,341,827		1,915,012
Korea IT Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage of decrease in equity interests		20.00%
Proportion of ownership interest in associate	[1]	63.30%		63.30%
Investments in subsidiaries, joint ventures and associates		₩ 370,482	[2]	₩ 363,138	[2]	336,404
F&U Credit information Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash				24
Loss on disposal of investments in associates		7,367
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates		7,367
SK Venture Capital, LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash				180
Walden SKT Venture Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash				273
Start-up Win-Win Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Investments in subsidiaries, joint ventures and associates				200
SK AMERICAS Inc. (formerly, SK USA Inc.) [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash				5,878
Investments in subsidiaries, joint ventures and associates				₩ 167
Id Quantique SA [member]
Disclosure of investments in associates and joint ventures [Line Items]
Loss on disposal of investments in associates		1,189
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates		₩ 1,189
SK m&service Co., Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Proportion of ownership interest in associate	[3]	30.00%
Proceeds from sales of interests in associates		₩ 54,987
Investments in subsidiaries, joint ventures and associates	[4]	24,551
Syntelligence AI Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of interests in associates		10,596
Nam Incheon Broadcasting Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Proportion of ownership interest in associate	[5]			27.30%
Loss on disposal of investments in associates		11,791
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates		11,791
Proceeds from sales of interests in associates		₩ 4,000
Investments in subsidiaries, joint ventures and associates				₩ 15,635	[2]	14,344
SK MENA Investment BV [member]
Disclosure of investments in associates and joint ventures [Line Items]
Proportion of ownership interest in associate	[6]	32.10%		32.10%
Increase decrease in equity interests percentage		0.00%
Reduction of issued capital		₩ 10,955
Investments in subsidiaries, joint ventures and associates		₩ 6,612		₩ 17,273		14,872
AhnLab Blockchain Company [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash				1,294
12 CM Japan [member]
Disclosure of investments in associates and joint ventures [Line Items]
Investments in subsidiaries, joint ventures and associates				7,296
Daliworks Inc. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investments in subsidiaries, joint ventures and associates				₩ 2,013
Rebellions Inc [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Proportion of ownership interest in associate		35.30%
SK Latin America Investment SA [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Proportion of ownership interest in associate	[7]			32.10%
Loss on disposal of investments in associates		₩ 282
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates		282
Reduction of issued capital		₩ 1,394
Investments in subsidiaries, joint ventures and associates				₩ 1,357		₩ 14,607

[1]	Investment in Korea IT Fund was classified as investment in associates as the Group does not have control over the investee under the contractual agreement with other shareholders.
[2]	Dividends received from the associates are deducted from the carrying amount for the year ended December 31, 2025.
[3]	The Group disposed of a portion of shares in SK m&service Co., Ltd., which was an indirect subsidiary of the Parent Company, to SAMKOO Inc. and received ₩54,987 million for the year ended December 31, 2025. As a result, the remaining shares have been reclassified as an investment in associate as of December 31, 2025.
[4]	The Group disposed of a portion of shares in SK m&service Co., Ltd., which was an indirect subsidiary of the Parent Company, for the year ended December 31, 2025, resulting in the reclassification of the remaining shares as an investment in associate as of December 31, 2025.
[5]	The Group received ₩4,000 million from the paid-in capital reduction of Nam Incheon Broadcasting Co., Ltd. and recognized a ₩11,791 million loss relating to investments in associates for the year ended December 31, 2025.
[6]	The Group received ₩10,955 million from the paid-in capital reduction of SK MENA Investment B.V. for the year ended December 31, 2025, with no change in ownership interest.
[7]	The Group is expected to receive ₩1,394 million from the liquidation of SK Latin America Investment S.A. and recognized a ₩282 million loss relating to investments in associates for the year ended December 31, 2025.